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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     2/9/00
---------------------               -------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------
Form 13F Information Table Entry Total:              61
                                            ---------------------
Form 13F Information Table Value Total:     $      145,177
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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                                    FORM 13F


Page 1 of 1                  Name of Reporting Manager: Eos Partners, L.P.

-----------------------------------------------------------------------------------
           Item 1:                  Item 2:     Item 3:        Item 4:     Item 5:
        Name of Issuer          Title of Class  CUSIP        Fair Market  Shares or
                                                Number          Value     Principal
                                                                           Amount
-----------------------------------------------------------------------------------

Accrue Software                    Common      00437W102    12,471,212     230,415
AMR Corp                           Common      001765106       670,000      10,000
AT&T Corp Liberty Media            Common      001957208     6,533,437     115,000
Abercrombie & Fitch Co,            Common      002896207     1,601,250      60,000
America Online Inc                 Common      02364J104     5,311,250      70,000
Alliant Techsystems                Common      018804104       747,750      12,000
Anacomp, Inc.                      Common      032371106     3,202,145     176,063
BJ's Wholesale Club                Common      05548J106     4,745,000     130,000
Bell Atlantic Corp                 Common      077853109     2,616,406      42,500
CK Witco Corp.                     Common      12562C108       267,500      20,000
CTC Communications Corp            Common      126419100     3,967,889     101,700
Calenergy Capital Trust            Preferred   12946P403     1,248,750      30,000
Cardinal Health Inc.               Common      14149Y108     2,633,125      55,000
Cisco Systems, Inc.                Common      17275R102     6,427,500      60,000
Commerce One Inc.                  Common      200693109       491,250       2,500
Delta Air Lines Inc                Common      247361108       498,125      10,000
Disney Walt Co.                    Common      254687106     1,023,750      35,000
J.D. Edwards & Co.                 Common      281667105       896,250      30,000
Ericsson LM Tel Co. ADR            Common      294821400       656,875      10,000
Flextronics Intl Ltd               Common      Y2573F102       920,000      20,000
Garder Denver Inc.                 Common      365558105        41,718       2,500
Gartner Group Class A              Common      366651107     2,287,500     150,000
Global Telesystems Group           Common      37936U104     2,085,000      60,000
Group Maintenacne America          Common      39943E107       571,781      53,500
Interim Services Inc               Common      45868P100       247,500      10,000
Intermedia Communications          Common      458801107       388,125      10,000
Intuit Inc                         Common      461202103     5,094,684      85,000
Ivax Corp                          Common      465823102       257,500      10,000
Kansas City Southern Ind           Common      485170104     6,156,562      82,500
Laboratory Corp of America Hol     Common      50540R102     2,508,606     680,300
Lanier Worldwide Inc               Common      51589L105       387,500     100,000
Level 3 Communications Inc.        Common      52729N100     5,731,250      70,000
MBNA Corp.                         Common      55262L100     2,452,500      90,000
MGC Communications                 Common      552763302     2,030,000      40,000
Mediaone Group Inc                 Common      58440J104     2,296,693      29,900
Meridian Resources Corp            Common      58977Q109     1,157,135     377,840
Motorola Inc.                      Common      620076109     5,153,750      35,000
Nextlink Communications Inc        Common      65333H707     1,245,937      15,000
Nokia Corp                         Common      654902204     1,910,625      10,000
Nortel Networks Corp               Common      656569100     7,070,000      70,000
Novell Inc                         Common      670006105       199,687       5,000
Onemain.Com                        Common      68267P109       600,000      40,000
Pac-West Telecom Inc               Common      69371Y101     1,454,850      54,900
The Pepsi Bottling Group, Inc.     Common      713409100     1,747,343     105,500
Phycor Inc.                        Common      71940F100       271,875     145,000
Plains Resources Inc               Common      726540503     1,148,750      91,900
Playtex Products, Inc              Common      72813P100     3,348,675     217,800
Pointe Communications              Common      730749108       157,050      75,000
Precision Drilling Corp            Common      74022D100     1,284,375      50,000
Quest Diagnostics Inc              Common      74834L100     2,921,775      95,600
R&B Falcon Corp.                   Common      74912E101       993,750      75,000
RF Micro Devices                   Common      749941100     4,106,250      60,000
Reader's Digest Assoc. Class A     Common      755267101     3,217,500     110,000
Reader's Digest Assoc. Class B     Common      755267200       397,500      15,000
Redback Networks                   Common      757209101     4,615,000      26,000
Silicon Image Inc                  Common      82705T102       294,262       4,200
Too Inc                            Common      890333107     1,207,500      70,000
Unisys Corporation                 Common      909214108     3,193,750     100,000
U S West Inc.                      Common      91273H101     2,520,000      35,000
Wal Mart Stores                    Common      931142103     2,765,000      40,000
Xilinx Inc.                        Common      983919101     2,728,125      60,000
                                                           ------------
                                                           145,176,847

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Table continued.....

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                                    FORM 13F
                                                                                     --------------------------------
                                                                                            (SEC USE ONLY)
Page 1 of 1                  Name of  Reporting Manager: Eos Partners, L.P.

---------------------------------------------------------------------------------------------------------------------
           Item 1:                          Item 6:                   Item 7:                     Item 8:
        Name of Issuer                Investment Discretion          Managers            Voting Authority (Shares)
                               ---------------------------------    See Instr. V     --------------------------------
                                           (b) Shared-
                                (a) Sole   As Defined (c) Shared                      (a) Sole   (b) Shared  (c) None
                                           in Instr. V   Other
---------------------------------------------------------------------------------------------------------------------

Accrue Software                   230,415                                 1            230,415
AMR Corp                           10,000                                 1             10,000
AT&T Corp Liberty Media           115,000                                 1            115,000
Abercrombie & Fitch Co,            60,000                                 1             60,000
America Online Inc                 70,000                                 1             70,000
Alliant Techsystems                12,000                                 1             12,000
Anacomp, Inc.                     176,063                                 1            176,063
BJ's Wholesale Club               130,000                                 1            130,000
Bell Atlantic Corp                 42,500                                 1             42,500
CK Witco Corp.                     20,000                                 1             20,000
CTC Communications Corp           101,700                                 1            101,700
Calenergy Capital Trust            30,000                                 1             30,000
Cardinal Health Inc.               55,000                                 1             55,000
Cisco Systems, Inc.                60,000                                 1             60,000
Commerce One Inc.                   2,500                                 1              2,500
Delta Air Lines Inc                10,000                                 1             10,000
Disney Walt Co.                    35,000                                 1             35,000
J.D. Edwards & Co.                 30,000                                 1             30,000
Ericsson LM Tel Co. ADR            10,000                                 1             10,000
Flextronics Intl Ltd               20,000                                 1             20,000
Garder Denver Inc.                  2,500                                 1              2,500
Gartner Group Class A             150,000                                 1            150,000
Global Telesystems Group           60,000                                 1             60,000
Group Maintenacne America          53,500                                 1             53,500
Interim Services Inc               10,000                                 1             10,000
Intermedia Communications          10,000                                 1             10,000
Intuit Inc                         85,000                                               85,000
Ivax Corp                          10,000                                 1             10,000
Kansas City Southern Ind           82,500                                 1             82,500
Laboratory Corp of America Hol    680,300                                 1            680,300
Lanier Worldwide Inc              100,000                                 1            100,000
Level 3 Communications Inc.        70,000                                 1             70,000
MBNA Corp.                         90,000                                 1             90,000
MGC Communications                 40,000                                 1             40,000
Mediaone Group Inc                 29,900                                 1             29,900
Meridian Resources Corp           377,840                                 1            377,840
Motorola Inc.                      35,000                                 1             35,000
Nextlink Communications Inc        15,000                                 1             15,000
Nokia Corp                         10,000                                 1             10,000
Nortel Networks Corp               70,000                                 1             70,000
Novell Inc                          5,000                                 1              5,000
Onemain.Com                        40,000                                 1             40,000
Pac-West Telecom Inc               54,900                                 1             54,900
The Pepsi Bottling Group, Inc.    105,500                                 1            105,500
Phycor Inc.                       145,000                                 1            145,000
Plains Resources Inc               91,900                                 1             91,900
Playtex Products, Inc             217,800                                 1            217,800
Pointe Communications              75,000                                 1             75,000
Precision Drilling Corp            50,000                                 1             50,000
Quest Diagnostics Inc              95,600                                 1             95,600
R&B Falcon Corp.                   75,000                                 1             75,000
RF Micro Devices                   60,000                                 1             60,000
Reader's Digest Assoc. Class A    110,000                                 1            110,000
Reader's Digest Assoc. Class B     15,000                                 1             15,000
Redback Networks                   26,000                                 1             26,000
Silicon Image Inc                   4,200                                 1              4,200
Too Inc                            70,000                                 1             70,000
Unisys Corporation                100,000                                 1            100,000
U S West Inc.                      35,000                                 1             35,000
Wal Mart Stores                    40,000                                 1             40,000
Xilinx Inc.                        60,000                                 1             60,000


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